Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Cash
Cash on hand	$ 472		$ 440
Bank deposits	10,423		15,647
Cash	10,895		16,087
Cash equivalents (with maturities of less than three months)
Commercial papers	19,592		13,530
Negotiable certificates of deposit	15,500		7,500
Time deposits	4,206		2,657
Stimulus Vouchers	0		5
Cash equivalents	39,298		23,692
Cash and cash equivalents	$ 50,193	$ 1,633	$ 39,779	$ 1,294	$ 30,420	$ 34,050